Supplement dated October 6, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Emerging Markets Bond Fund	1/1/2020
Effective immediately, the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Head of Global Rates and Currencies and Head of Emerging Markets Debt	Lead Portfolio Manager	October 2020
Christopher Cooke	Deputy Portfolio Manager	Portfolio Manager	2017
The rest of the section remains the same.
Effective October 1, 2020, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Head of Global Rates and Currencies and Head of Emerging Markets Debt	Lead Portfolio Manager	October 2020
Christopher Cooke	Deputy Portfolio Manager	Portfolio Manager	2017
Mr. Hilton joined Threadneedle, a Participating Affiliate, in 2016 as a fixed income portfolio manager. Prior to joining Threadneedle, he spent eight years as a portfolio manager at Brevan Howard Asset Management. Mr. Hilton began his investment career in 2000 and earned a B.A. in History from the University of Birmingham (U.K.).
Mr. Cooke joined Threadneedle, a Participating Affiliate, in 2008. Prior to becoming Deputy Portfolio Manager in 2017, Mr. Cooke served as a portfolio analyst since 2013 and, prior to that, served as a graduate trainee and business analyst. Mr. Cooke began his investment career in 2008 and earned a BSc in computer science and artificial intelligence from the Aberystwyth University (Wales).
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP141_08_004_(10/20)